Average Annual Total Returns - Victory SP 500 Index Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	15.15%	14.07%	12.93%	17.29%	14.11%	12.74%	17.91%	14.77%	13.37%	15.89%	11.84%	10.70%	11.91%	11.24%	10.38%	18.40%	15.22%	13.88%